Employee Benefit Plans - Summary of Activity in Defined Benefit Obligation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	$ (478)	$ (267)
Current service cost	(5)	(37)
Interest cost	24	10
Administration fees disbursements	15	8
Exchange differences	2	(24)
End of period	(490)	(478)
Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(2,787)	(4,025)
Current service cost	(5)	(37)
Administration fees	(15)	(8)
Interest cost	(141)	(102)
Actuarial (losses) gains from changes in financial assumptions	(86)	1,170
Actuarial gains (losses) from changes in demographic assumptions	40	(32)
Experience losses	(28)	(58)
Contributions by employees	(4)	(4)
Benefits paid	170	221
Administration fees disbursements	15	7
Exchange differences		117
Other	(46)	(36)
End of period	(2,887)	(2,787)
Funded Plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	(3)	(35)
Interest cost	9
Administration fees disbursements	15	7
Funded Plans [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(2,502)	(3,658)
Current service cost	(3)	(35)
Administration fees	(15)	(7)
Interest cost	(126)	(92)
Actuarial (losses) gains from changes in financial assumptions	(88)	1,104
Actuarial gains (losses) from changes in demographic assumptions	37	(32)
Experience losses	(19)	(57)
Contributions by employees	(2)	(2)
Benefits paid	142	191
Administration fees disbursements	15	7
Exchange differences		115
Other	(45)	(36)
End of period	(2,606)	(2,502)
Unfunded Plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	(1)	(1)
Interest cost	12	8
Administration fees disbursements		1
Unfunded Plans [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(227)	(295)
Current service cost	(1)	(1)
Administration fees		(1)
Interest cost	(12)	(8)
Actuarial (losses) gains from changes in financial assumptions	(6)	55
Experience losses	(6)	(1)
Benefits paid	22	22
Exchange differences		2
Other	(1)
End of period	(231)	(227)
Other Post Employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(81)	(96)
Current service cost	(1)	(1)
Interest cost	3	2
Exchange differences	0	1
End of period	(72)	(81)
Other Post Employment Benefits [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(58)	(72)
Current service cost	(1)	(1)
Interest cost	(3)	(2)
Actuarial (losses) gains from changes in financial assumptions	8	11
Actuarial gains (losses) from changes in demographic assumptions	3
Experience losses	(3)
Contributions by employees	(2)	(2)
Benefits paid	6	8
End of period	$ (50)	$ (58)